General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of General and Administrative Expenses [Line Items]
Total	$ 9,581,030	$ 5,270,966	$ 4,922,075
Staff costs and employee benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	6,757,235	3,356,644	3,333,846
Depreciation and amortization [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	218,334	263,576	344,251
Research and development [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	261,837	241,241	305,003
Office and utilities [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	172,630	198,135	234,800
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	$ 2,170,994	$ 1,211,370	$ 704,175